UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                         SEI STRUCTURED CREDIT FUND, LP

                  Investment Company Act File Number: 811-22107


                                   Registrant
                         SEI Structured Credit Fund, LP
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                 (610) 676-1114

                                Agent for Service
                                Timothy D. Barto
                             SEI Investments Company
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                      Date of Fiscal Year End: December 31

             Date of Reporting Period: July 1, 2008 to June 30, 2009
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Item 1. Proxy Voting Record


SEI Structured Credit Fund, LP did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SEI Structured Credit Fund, LP

By:  /s/ Robert A. Nesher

President

Date:  August 27, 2009